SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, General and Administrative Expense and Foreign Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue recognition
Accrued sales return				$ 586	$ 381	$ 1,336
Cost of goods sold	$ 221,997	$ 146,029	$ 166,343
Allowance of credit losses	$ 998	1,418	533	998	1,418	533
Return period, subsequent to the receipt of shipment with quality-related issues	12 months
Movements in the allowance for credit losses
Balance at beginning of the year	$ 1,418	533	0
Additions	117	1,251	533
Reversals	(26)
Write-offs	(511)	(366)
Balance at end of the year	998	1,418	533
Revenue included in advance from customers
Contract liabilities as of January 1	14,330	10,246
Cash received in advance, net of VAT	418,006	240,460
Revenue recognized from opening balance of contract liabilities	(14,330)	(10,246)
Revenue recognized from contract liability arising during current year	(392,192)	(226,130)
Contract liabilities as of December 31	$ 25,814	14,330	10,246
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Selling and marketing
Advertising expense	$ 103,618	41,975	43,308
General and administrative
Research and development expense	15,156	17,871	5,694
Chargeback incurred	2,225	1,836	2,938
Income taxes
Income tax due to uncertain tax positions				0	0	$ 0
Accrued expenses and other current liabilities
Revenue recognition
Accrued sales return				586	381
Shipping and handling
Revenue recognition
Cost of goods sold	$ 74,896	$ 36,691	$ 51,731
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash				$ 5,032	$ 3,952
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment with no quality-related issues		7 days	14 days
Return period, subsequent to the receipt of shipment with quality-related issues	30 days